Consolidated Financial Highlights - Consolidated Selected Data For A Common Share Outstanding Throughout Each Year Presented (Parenthetical) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2020	Nov. 30, 2020
Investment Company, Financial Highlights [Abstract]
Rights offering of common shares	2,550,502
Non-recurring expense ratio		0.17%
Expense ratio		2.45%
Preferred shares redemption value			$ 16,675,000